CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS	CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS

(in thousands of $)	June 30, 2026	December 31, 2025
Capital improvements in progress	30,072	26,138
Newbuildings	158,709	154,936
Total	188,781	181,074

Capital improvements in progress consist of advances paid and costs incurred in relation to upgrades on two rigs (December 31, 2025: SPS and upgrades on two rigs and four vessels). These costs are recorded in “Capital improvements in progress” until the related equipment is installed on the applicable vessel or rig, at which point the amounts are transferred to “Vessels, Rigs and Equipment, net”.

As of June 30, 2026, the Company paid $158.7 million in installment payments and capitalized interest in relation to shipbuilding contracts for the construction of five newbuilding dual-fuel 16,800 TEU container vessels (December 31, 2025: $154.9 million for five container vessels). Additionally, during the six months ended June 30, 2026, the Company entered into an agreement for the construction of one dual-fuel 7,000 CEU car carrier. All vessels under construction are expected to be delivered to the Company between 2028 and 2029.

Interest capitalized in the cost of newbuildings amounted to $3.8 million in the six months ended June 30, 2026 (December 31, 2025: $8.4 million).